Income Taxes - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Net tax benefit on intercompany sales of certain intangible operating assets between its foreign subsidiaries			$ 46,369
NOL carryforwards with indefinite carryforward		$ 801
Valuation allowance		2,016
Deferred tax assets, valuation allowance		$ 2,329	$ 2,082
Federal income tax rate	35.00%	21.00%	21.00%
Accumulated undistributed earnings generated by foreign subsidiaries		$ 408,582
Accumulated undistributed earnings generated by foreign subsidiaries subject to the one-time transition tax		359,724
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforwards that expires		424
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforwards and credit carryforwards that expires		867
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
NOL carryforwards and credit carryforwards with indefinite carryforward		$ 7,436